THE MAINSTAY GROUP OF FUNDS

Supplement dated July 1, 2010 (“Supplement”) to the Prospectus for
MainStay Income and Blended Funds dated February 26, 2010, as supplemented (the “Prospectus”)

This Supplement updates certain information contained in the Prospectus.  You may obtain copies of the Funds’ Summary Prospectuses, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective July 15, 2010, the “Shareholder Guide” to the Prospectus is revised as follows:

1.	The table entitled “Summary of Important Differences Among Share Classes” on page 87 is hereby deleted in its entirety and replaced with the following:

	Investor Class	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3
Initial sales charge	Yes	Yes	None	None	None	None	None	None
Contingent deferred sales charge	None[1]	None[1]	Sliding scale during the first six years after purchase[2]	1.00% on sale of shares held for one year or less	None	None	None	None
Ongoing distribution and/or service fee (12b-1 fee)	0.25%	0.25%	0.75%[3] distribution and 0.25% service (1.00% total)[4]	0.75%[3] distribution and 0.25% service (1.00% total)[4]	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	0.10%	0.10%	0.10%
Conversion feature	Yes[5]	Yes[5]	Yes[5]	None	Yes[5]	Yes[5]	Yes[5]	Yes[5]
Purchase maximum[6]	None[7]	None[7]	$100,000	$1,000,000[8]	None	None	None	None
[1]	A CDSC of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.
[2]	The CDSC period for the MainStay Floating Rate Fund is a sliding scale during the first four years after purchase.
[3]	0.25% for the MainStay Tax Free Bond Fund.
[4]	0.50% for the MainStay Tax Free Bond Fund.
[5]
See the sections in this Prospectus discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares – Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.

[6]	Per transaction. Does not apply to purchases by certain retirement plans.
[7]
No sales charge applies on investments of $1 million or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund), but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase. The Distributor may pay a commission to dealers on these purchases from its own resources. See “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares” below.

[8]	$500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund.

2.	Under the section entitled “Class C Share Considerations” on page 91, the fifth bullet point is hereby deleted and replaced as follows:

•	The Funds will generally not accept a purchase order for Class C shares in the amount of $1,000,000 or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund).

3.
Under the section entitled “Information on Sales Charges” in the subsection “Investor Class Shares and Class A Shares” starting on page 94, the title of the first table is hereby deleted and replaced as follows:

“MainStay Income and International Income Funds, except MainStay Indexed Bond, MainStay Short Term Bond, MainStay Floating Rate, MainStay Money Market and MainStay Tax Free Bond Fund”

4.	The table entitled “MainStay Floating Rate Fund” on page 95 is hereby deleted in its entirety and replaced with the following:

MainStay Floating Rate Fund
Purchase	Sales charges as a percentage of1		Typical dealer concession
Amount	Offering price	Net investment	as a % of offering price
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 or more[2]	None	None	None
[1]	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
[2]
No sales charge applies on investments of $500,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.  The Distributor may pay a commission to dealers on these purchases from its own resources.  See “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares” below.

5.
The following table is inserted at the end of the section entitled “Information on Sales Charges” in the subsection “Investor Class Shares and Class A Shares,” immediately following the table entitled “MainStay Floating Rate Fund”:

MainStay Tax Free Bond Fund
Purchase	Sales charges as a percentage of1		Typical dealer concession
Amount	Offering price	Net investment	as a % of offering price
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 or more[2]	None	None	None
[1]	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
[2]
No sales charge applies on investments of $500,000 or more, but a CDSC of 1.00% may be imposed on certain redemptions of such shares within one year of the date of purchase.  The Distributor may pay a commission to dealers on these purchases from its own resources.  See “Sales Charge Reductions and Waivers on Investor Class Shares and Class A Shares” below.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

Supplement dated July 1, 2010 (“Supplement”)
to the Statement of Additional Information for The MainStay Funds, Eclipse Funds,
Eclipse Funds Inc. and MainStay Funds Trust, dated February 26, 2010, as supplemented (the “SAI”)

This Supplement updates certain information contained in the SAI. You may obtain copies of the Funds’ Summary Prospectuses, Prospectuses and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054 or by sending an e-mail to MainStayShareholderServices@nylim.com.  These documents are also available by going online to mainstayinvestments.com/documents.  Please review this important information carefully.

Effective July 15, 2010, the section entitled “Alternative Sales Arrangements” beginning on page 122 is revised as follows:

1.	The paragraph above the second table in the subsection entitled “Initial Sales Charge Alternative on Investor Class and Class A Shares” on page 123 is hereby revised to read as follows:

The sales charge applicable to an investment in Investor Class shares or Class A shares of the MainStay Diversified Income Fund, MainStay Global High Income Fund, MainStay Government Fund, MainStay High Yield Corporate Bond Fund and the MainStay Intermediate Term Bond Fund will be determined according to the following table:

2.         The fourth table on page 123 is hereby deleted in its entirety and replaced with the following:

	SALES CHARGE AS A PERCENTAGE OF		SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE
AMOUNT OF PURCHASE	OFFERING PRICE	NET AMOUNT INVESTED	RETAINED BY DEALER	RETAINED BY THE DISTRIBUTOR
Less than $100,000	3.00%	3.09%	2.75%	0.25%
$100,000 to $249,999	2.00%	2.04%	1.75%	0.25%
$250,000 to $499,999	1.50%	1.52%	1.25%	0.25%
$500,000 or more*	None	None	See Below*	None

3.	The following is inserted following the fourth table on page 123:

The sales charge for Investor Class or Class A shares of the MainStay Tax Free Bond Fund will be determined according to the following table:

	SALES CHARGE AS A PERCENTAGE OF		SALES CHARGE AS A PERCENTAGE OF OFFERING PRICE
AMOUNT OF PURCHASE	OFFERING PRICE	NET AMOUNT INVESTED	RETAINED BY DEALER	RETAINED BY THE DISTRIBUTOR
Less than $100,000	4.50%	4.71%	4.00%	0.50%
$100,000 to $249,999	3.50%	3.63%	3.00%	0.50%
$250,000 to $499,999	2.50%	2.56%	2.00%	0.50%
$500,000 or more*	None	None	See Below*	None

*
No sales charge applies on investments of $1 million or more ($500,000 for the MainStay Floating Rate Fund and MainStay Tax Free Bond Fund), but a CDSC of 1.00% may be imposed on certain redemptions of such shares within on year of the date of purchase.  See “Reduced Sales Charge on Investor Class and Class A Shares—Contingent Deferred Sales Charge, Investor Class and Class A.”  The Distributor may pay a commission on these purchases from its own resources.  See “Purchases at Net Asset Value.”

4.         The last paragraph on page 123 is hereby revised to read as follows:

Although an investor will not pay an initial sales charge on investments of $1,000,000 or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund), the Distributor may pay, from its own resources, a commission to dealers on such investments. See “Purchases at Net Asset Value” below for more information.

5.	The first paragraph under the subsection “Purchases at Net Asset Value” on page 125 is hereby revised to read as follows:

Purchases of Investor Class shares or Class A shares in an amount equal to $1 million or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund) will not be subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1.00% on shares redeemed within one year of the date of purchase.  See "Reduced Sales Charges on Investor Class and Class A Shares – Contingent Deferred Sales Charge, Investor Class and Class A Shares."

6.	The first sentence of the last paragraph under the subsection “Purchases at Net Asset Value” on page 126 is hereby deleted and replaced with the following:

Although an investor will not pay a front-end sales charge on Investor Class shares, Class I shares or on Class A share investments of $1,000,000 or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund), the Distributor may pay, from its own resources, a fee payment to dealers on such investments.

7.	The first sentence of the first paragraph under the subsection “Contingent Deferred Sales Charge, Investor Class and Class A Shares” on page 127 is hereby revised to read as follows:

In order to recover commissions paid to dealers on qualified investments of $1 million or more ($500,000 for MainStay Floating Rate Fund and MainStay Tax Free Bond Fund), a contingent deferred sales charge of 1.00% may be imposed on redemptions of such investments made within one year of the date of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.